Consolidated Statements of Comprehensive Loss and Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (1,670)	$ (1,670)	$ (1,418)	$ (7,036)
Other comprehensive (loss) income:
Unrealized foreign currency translation (loss) gain	79	99	(82)	184
Change in unrecognized pension costs			(1,396)	(433)
Total other comprehensive loss, net of tax	79	99	(1,478)	(249)
Comprehensive loss	$ (1,591)	$ (1,571)	$ (2,896)	$ (7,285)